SHORT-TERM BANK LOAN (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 358,783		¥ 2,500,000	¥ 2,500,000
Interest Expense on Bank Loan	10,314	¥ 71,866
Bank of Nanjing, 5.655 Interest Due on June 11, 2020 [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 358,783		¥ 2,500,000